                                   [AMF LOGO]

                             ASSET MANAGEMENT FUND
                             230 West Monroe Street
                               Chicago, IL 60606

                                   [AMF LOGO]
                             ASSET MANAGEMENT FUND

                                  MANAGED BY:
                          SHAY ASSETS MANAGEMENT, INC.

                                 ANNUAL REPORT
                                OCTOBER 31, 2001

                               CHAIRMAN'S MESSAGE

December 21, 2001

Dear AMF Shareholder:

  We are pleased to present to shareholders the Annual Report of the Asset Management Fund and its various portfolios for the fiscal year ending October 31, 2001. And quite a year it was! There is no doubt, from an economic, market, or geopolitical perspective, that AMF was, over the last 12 months, witness to a series of milestone events as significant and dramatic as any that have occurred since the Fund's inception twenty years ago.

  On the economic front, most observers had concluded as early as a year ago that the economy was rapidly losing speed in the face of a crushing decline in equities that had started in March of 2000. In jeopardy was an unprecedented economic advance that had persisted 10 (some say 20) years. The Federal Reserve ("the Fed") got the message in March of 2001 and began to lower rates with an unusual sense of urgency. They continued to ease aggressively throughout the summer of 2001 and it seemed that the economy was beginning to respond to the Fed's pump priming. However, any economic recovery that might have been afoot was halted in its tracks by the horrific events of September 11, 2001.

  By late October, the Fed had lowered overnight rates by 400 basis points (6.50% to 2.50%). On a percentage basis, this represents a decline of approximately 62% -- the most aggressive Fed easing over the last 20 years. Nonetheless, we anticipate that the Fed will continue to ease in the coming months until the economy is on the mend. With rates as low as they have been since 1962, there are some limits as to how far they can fall across the curve. We expect bonds will do well in the 12 months coming, but fall short of last year's stunning performance.

  There were several other milestone events that deserve comment: The AMF Fund celebrated its 20th anniversary this fiscal year and the ARM Fund has now been up and running for 10 years. In addition, the AMF Portfolio assets managed by the Shay organization exceeded $2.7 billion at year end -- a new high water mark. This latest milestone was, of course, made possible by our shareholders. We sincerely thank investors for their participation and expressions of confidence.

  As always, we encourage you to contact our portfolio managers with your questions. We would also encourage you to become acquainted with our newly expanded web site at www.shayassets.com.

Sincerely,

   /s/ Rodger D. Shay
Rodger D. Shay
Chairman
Asset Management Fund

  This report has been prepared for the information of the shareholders of the Asset Management Fund. It is not to be construed as an offering to sell or buy any shares of the Fund. Such an offering is made only by the prospectus.

--------------------------------------------------------------------------------

                          ASSET MANAGEMENT FUND REVIEW

  ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO - As the economy slowed and the Fed began to ease, the configuration of the ARM Fund was changed rather dramatically over the 12 months. The portfolio substantially enlarged its holding of conventional (FNMA and FHLMC) 1 Yr CMT ARMs, short duration fixed rate securities and GNMA ARMs in an effort to maintain yield and increase convexity. COFI holdings were substantially reduced as prices of these securities had reached (in our opinion) unsustainable levels. The average monthly yield on the Portfolio was 5.66% vs. the average yield on Fed Funds of 4.68%. The Portfolio's return for the fiscal year was 6.98%.

  SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO - Short term interest rates declined substantially over the last twelve months as the Federal Open Market Committee aggressively cut overnight rates 350 basis points in response to a demonstrably weaker economy at the onset of 2001. During the first half of the fiscal year, the portfolio expanded its holdings of short term U.S. Treasury Notes (1-3 years) to increase convexity and maintained a commitment to short, well structured CMOs to preserve yield in a fast moving bull market. As the fiscal year neared its end, the portfolio gradually adopted a more defensive posture and expanded holdings of short CMOs and ARMs and lightened its Treasury commitment modestly as market interest rates neared generational lows. The portfolio's total return for the 12 month period ending October 31, 2001 was 9.66%.

  INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO - As the yield curve steepened and mortgage prepayments accelerated, the portfolio increased its exposure to short-term well structured CMOs to 25%. A modest overweight to Treasury issues was maintained throughout the year to enhance liquidity and provide a modest degree of portfolio convexity. The portfolio's total return for the 12 month period ending October 31, 2001 was 11.59%.

  U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO - The Portfolio maintained its commitment to discounted GNMA mortgage related securities as well as a modest allocation in Treasury and Agency debentures. As the year unfolded and prepays began to accelerate, the portfolio increased exposure to shorter term CMOs to provide convexity and prepayment protection. The portfolio's total return for the 12 month period ending October 31, 2001 was 11.99%.
--------------------------------------------------------------------------------
Portfolio composition is subject to change.

Past performance is not predictive of future results. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

-------------------------
               INVESTMENT
               COMPARISON

  Comparison of change in
                 value of
   $10,000 investment for
                the years
         ended October 31
--------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
[GRAPH]

                                                     ADJUSTABLE RATE
                                                     MORTGAGE (ARM)                                      LEHMAN ADJUSTABLE RATE
                                                        PORTFOLIO                 6 MO. T-BILL               MORTGAGE INDEX
                                                     ---------------              ------------           ----------------------
1991                                                    10000.00                    10000.00                    10000.00
1992                                                    10505.00                    10431.00                    10585.00
1993                                                    11005.00                    10772.00                    11164.00
1994                                                    11230.00                    11200.00                    11192.00
1995                                                    12130.00                    11868.00                    12333.00
1996                                                    12891.00                    12512.00                    13204.00
1997                                                    13748.00                    13192.00                    14193.00
1998                                                    14435.00                    13898.00                    15072.00
1999                                                    15118.00                    14560.00                    15803.00
2000                                                    16120.00                    15413.00                    16945.00
2001                                                    17246.00                    16195.00                    17686.00

                                           This graph compares the performance
                                           of the Adjustable Rate Mortgage (ARM)
                                           Portfolio to the Lehman Adjustable
                                           Rate Mortgage Index and the 6 Mo.
                                           T-Bill, showing returns for all
                                           agency (ARM) securities.

                                           -------------------------------------

                                           Adjustable Rate Mortgage (ARM)
                                           Portfolio
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             6.98%        5.99%        5.60%
                                                                 *The 6 Mo. T-Bill is replacing the Lehman Adjustable Rate Mortgage
                                                                  Index as the Adjustable Rate Mortgage (ARM) Portfolio's
                                                                  performance benchmark because as of June 30, 2001, Lehman ARM
                                                                  Index is no longer calculated. The 6 Mo. T-Bill, derived from secondary market interest rates as published by the Federal
                                                                  Reserve Bank, is, in the Investment Advisor's opinion, an
                                                                  appropriate benchmark against which to measure the performance of the Adjustable Rate Mortgage (ARM) Portfolio.

--------------------------------------------------------------------------------
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
[GRAPH]

                                                                   SHORT U.S. GOVERNMENT           LEHMAN SHORT GOVERNMENT 1-3
                                                                    SECURITIES PORTFOLIO                    YEAR INDEX
                                                                   ---------------------           ---------------------------
1991                                                                      10000.00                           10000.00
1992                                                                      10872.00                           10814.00
1993                                                                      11545.00                           11440.00
1994                                                                      11655.00                           11572.00
1995                                                                      12697.00                           12594.00
1996                                                                      13330.00                           13348.00
1997                                                                      14135.00                           14212.00
1998                                                                      15136.00                           15301.00
1999                                                                      15516.00                           15754.00
2000                                                                      16411.00                           16720.00
2001                                                                      17997.00                           18588.00

                                           This graph compares the performance
                                           of the Short U.S. Government
                                           Securities Portfolio to the Lehman
                                           Short Government 1-3 Year Index,
                                           showing returns for U.S. Government
                                           and agency securities.

                                           -------------------------------------

                                           Short U.S. Government Securities
                                           Portfolio
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             9.66%        6.19%        6.05%

--------------------------------------------------------------------------------
  Past performance is not predictive of future results. The Lehman Adjustable Rate Mortgage Index is an unmanaged index representing all agency-guaranteed securities with coupons that periodically adjust based on a spread over a published index. The Lehman Short Government 1-3 Year Index is an unmanaged index generally representative of government and investment-grade corporate securities with maturities of one to three years. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF portfolio. The Lehman indices do not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities.

-------------------------
               INVESTMENT
               COMPARISON

  Comparison of change in
                 value of
   $10,000 investment for
                the years
         ended October 31
--------------------------------------------------------------------------------
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
[GRAPH]

                                                                   INTERMEDIATE MORTGAGE
                                                                    SECURITIES PORTFOLIO            LEHMAN U.S. MORTGAGE INDEX
                                                                   ---------------------            --------------------------
1991                                                                      10000.00                           10000.00
1992                                                                      10974.00                           10812.00
1993                                                                      11888.00                           11666.00
1994                                                                      11745.00                           11492.00
1995                                                                      12994.00                           13171.00
1996                                                                      13622.00                           14083.00
1997                                                                      14698.00                           15367.00
1998                                                                      15755.00                           16488.00
1999                                                                      16120.00                           16982.00
2000                                                                      17163.00                           18270.00
2001                                                                      19152.00                           20659.00

                                           This graph compares the performance
                                           of the Intermediate Mortgage
                                           Securities Portfolio to the Lehman
                                           U.S. Mortgage Index, showing all
                                           agency mortgage-backed securities.

                                           -------------------------------------

                                           Intermediate Mortgage Securities
                                           Portfolio
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                            11.59%        7.05%        6.72%

--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
[GRAPH]

                                                                  U.S. GOVERNMENT MORTGAGE
                                                                    SECURITIES PORTFOLIO            LEHMAN U.S. MORTGAGE INDEX
                                                                  ------------------------          --------------------------
1991                                                                      10000.00                           10000.00
1992                                                                      10791.00                           10812.00
1993                                                                      11629.00                           11666.00
1994                                                                      11415.00                           11492.00
1995                                                                      12828.00                           13171.00
1996                                                                      13551.00                           14083.00
1997                                                                      14752.00                           15367.00
1998                                                                      15870.00                           16488.00
1999                                                                      16129.00                           16982.00
2000                                                                      17241.00                           18270.00
2001                                                                      19309.00                           20659.00

                                           This graph compares the performance
                                           of the U.S. Government Mortgage
                                           Securities Portfolio to the Lehman
                                           U.S. Mortgage Index, showing all
                                           agency Mortgage-backed securities.

                                           -------------------------------------

                                           U.S. Government Mortgage Securities
                                           Portfolio
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                            11.99%        7.34%        6.80%

--------------------------------------------------------------------------------
  Past performance is not predictive of future results. The Lehman U.S. Mortgage Index is an unmanaged market index representing fixed rate mortgages issued by FHLMC. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF portfolio. The Lehman indices do not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS................................     88.5%
     Federal Home Loan Bank -- Discount Note
       2.29%                                                      12/14/01    $ 7,716,000    $ 7,694,895
       2.29%                                                        1/4/02      7,500,000      7,469,467
                                                                                             -----------
                                                                                              15,164,362
     Freddie Mac -- Discount Note
       2.48%                                                       11/1/01     10,000,000      9,999,999
       2.31%                                                      11/16/01      7,860,000      7,852,435
                                                                                             -----------
                                                                                              17,852,434
     Student Loan Marketing Association*
       2.27%                                                       11/6/01     10,000,000     10,000,000
       2.22%                                                       11/6/01      5,000,000      4,999,837
                                                                                             -----------
                                                                                              14,999,837
                                                                                             -----------
  TOTAL AGENCY OBLIGATIONS
     (Cost $48,016,633)                                                                       48,016,633
REPURCHASE AGREEMENTS.............................     11.5%
  Salomon Smith Barney, 2.59% (Agreement dated
     10/31/01 to be repurchased at $6,268,451 on
     11/1/01)                                                                   6,268,000      6,268,000
                                                                                             -----------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $6,268,000)                                                                         6,268,000
TOTAL INVESTMENTS IN SECURITIES...................    100.0%                                  54,284,633
  (Cost $54,284,633) (a)
LIABILITIES IN EXCESS OF OTHER ASSETS.............     (0.0%)                                     (6,674)
                                                                                             -----------
Net Assets applicable to 54,289,502 Shares of
  Common Stock issued and outstanding.............    100.0%                                 $54,277,959
                                                                                             ===========
Net Asset Value, offering and redemption price per
  share for Class I and Class D ($54,277,959 /
  54,289,502)                                                                                      $1.00
                                                                                             ===========

--------------------------------------------------------------------------------
 * Variable rate investments. The rate presented is the rate in effect at October 31, 2001. The date presented reflects the next rate change date.

(a) Cost for federal income tax and financial reporting purposes is the same.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-
  RELATED SECURITIES*.......................       69.0%
  1 Yr. Constant Maturity Treasury Based
     ARMS
     Bear Stearns
       6.92%                                                   3/25/31     $59,457,504       $60,646,654
     Chase
       7.05%                                                  11/25/20         603,243           603,243
     Fannie Mae
       7.86%                                                    5/1/25       8,549,007         8,845,550
       6.94%                                                    7/1/25      12,989,580        13,387,386
       6.76%                                                   12/1/25       9,565,162         9,864,073
       6.88%                                                   10/1/26       5,219,677         5,379,530
       6.92%                                                    7/1/27       6,608,427         6,819,071
       6.90%                                                    8/1/27       6,082,881         6,291,980
       6.99%                                                   11/1/27       9,318,064         9,632,549
       7.27%                                                   12/1/27      10,441,149        10,760,909
       7.21%                                                    4/1/28       8,657,043         8,916,754
       7.39%                                                    7/1/28      38,929,576        40,316,442
       7.44%                                                    9/1/29       4,990,745         5,165,421
       7.43%                                                    3/1/30      36,355,993        37,673,898
       7.25%                                                    6/1/30      37,174,098        38,428,724
       7.22%                                                    9/1/30      19,852,544        20,485,344
     Freddie Mac
       7.18%                                                   10/1/22      13,684,119        14,163,063
       6.69%                                                    8/1/24      25,227,347        26,110,304
       7.09%                                                   10/1/24       7,534,280         7,755,600
       7.57%                                                   11/1/26       6,036,042         6,232,214
       7.39%                                                    3/1/27       9,498,054         9,806,740
       7.16%                                                    6/1/27      18,094,325        18,710,663
       7.43%                                                    9/1/27      15,295,720        15,783,271
       7.20%                                                   10/1/27      17,887,483        18,452,056
       7.39%                                                   12/1/27      23,514,174        24,278,385
       7.25%                                                   12/1/27      24,997,040        25,817,255
       7.49%                                                    6/1/28      63,920,525        65,878,090
       6.86%                                                    7/1/28       8,577,512         8,762,465
       7.29%                                                   11/1/28       4,728,638         4,869,019
       7.26%                                                    4/1/29       9,263,291         9,541,190
       7.20%                                                    7/1/31      26,090,318        26,987,173

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     Government National Mortgage
       Association
       5.50%                                           7/20/31-9/20/31     $14,917,788       $15,253,439
       6.00%                                           8/20/31-9/20/31      24,820,056        25,502,607
       5.00%                                                   9/20/31      39,889,735        40,625,202
     Government National Mortgage
       Association II
       7.63%                                         10/20/25-11/20/26      21,859,004        22,564,686
       6.38%                                                   4/20/27      58,861,042        60,449,769
                                                                                          --------------
                                                                                             730,760,719
  6 Mo. Certificate of Deposit Based ARMS
     Fannie Mae
       6.28%                                                    6/1/21      16,529,453        16,937,524
       6.71%                                                   12/1/24      26,131,603        26,760,395
     Freddie Mac
       7.24%                                                    1/1/26       8,821,012         9,082,885
                                                                                          --------------
                                                                                              52,780,804
  6 Mo. London Interbank Offering Rate
     (LIBOR) Based ARMS
     Bear Stearns
       8.04%                                                   3/25/31      13,865,585        14,281,552
     Donaldson, Lufkin, Jenrette Acceptance
       Corp.
       7.00%                                                   7/25/22       7,649,195         7,639,633
       7.01%                                                  11/25/22       1,759,299         1,757,100
       7.70%                                                   4/25/24       1,403,507         1,401,753
     Freddie Mac
       7.52%                                                    3/1/26       4,405,098         4,537,251
       7.47%                                                    5/1/26       2,593,957         2,669,344
       7.62%                                                    5/1/27      20,100,731        20,797,975
                                                                                          --------------
                                                                                              53,084,608
  6 Mo. Treasury Bill Based ARMS
     Citicorp
       6.89%                                                  11/25/22      24,070,128        24,551,531
     Housing Securities, Inc.
       6.60%                                                   5/25/16       9,279,506         9,372,301
                                                                                          --------------
                                                                                              33,923,832

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
  Cost of Funds Index Based ARMS
     Fannie Mae
       5.01%                                                   8/25/08     $ 3,663,694       $ 3,663,694
       5.01%                                                   6/25/12       4,000,000         4,000,000
       5.11%                                                   9/25/23       7,554,927         7,566,732
       5.52%                                                    5/1/36       9,609,816         9,786,997
       5.52%                                                    5/1/36      26,237,324        26,721,075
     Freddie Mac
       5.01%                                                  12/15/23       8,192,275         8,207,635
       5.01%                                                   2/15/24         516,154           515,348
                                                                                          --------------
                                                                                              60,461,481
  HYBRID ARMS
     Bear Stearns
       6.60%                                                   8/25/31      21,989,672        22,505,055
       6.71%                                                  12/25/40      24,113,689        24,724,067
     Credit Suisse First Boston
       5.80%                                                   2/25/41      24,613,203        24,751,653
     Washington Mutual
       7.62%                                                  10/19/39      21,343,409        21,810,296
                                                                                          --------------
                                                                                              93,791,071
  MONTHLY London Interbank Offering Rate
     (LIBOR) Collateralized Mortgage
     Obligations
     ABN Amro Mortgage Corp.
       2.82%                                                  12/25/29       3,750,881         3,755,570
     BA Mortgage Securities, Inc.
       2.92%                                                   8/25/28      14,702,180        14,692,991
     Fannie Mae
       2.67%                                                   7/25/11      18,726,937        18,726,937
       2.67%                                                  11/25/23      41,040,711        41,066,362
       2.67%                                                   1/25/27      35,589,656        35,589,656
       2.91%                                                   4/18/28       9,554,110         9,566,052
       2.72%                                                   9/25/28       9,974,430         9,977,547
       2.81%                                                  12/18/28      22,328,757        22,349,690
       2.67%                                                   8/25/31      21,722,863        21,729,652
       2.91%                                                   9/18/31      65,362,301        65,403,152
     Freddie Mac
       3.01%                                                  10/15/19       2,298,830         2,299,548
       3.01%                                                   5/15/21       4,842,220         4,851,299
       3.11%                                                   3/15/25       4,065,713         4,068,254
       2.83%                                                   5/15/29      96,283,348        96,162,994
       2.83%                                                   6/15/29      16,161,379        16,146,228

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     MLCC Mortgage Investors, Inc.
       2.91%                                                   9/15/21     $14,741,942    $   14,755,762
     Morserv, Inc.
       3.27%                                                  11/25/26       7,554,962         7,590,376
     Structured Asset Securities Corp.
       2.92%                                                   5/25/31      12,221,075        12,221,075
                                                                                          --------------
                                                                                             400,953,145
                                                                                          --------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES (Cost $1,414,009,557)                                                      1,425,755,660
AGENCY OBLIGATIONS..........................        1.9%
     Fannie Mae -- Discount Note
       2.20%                                                   11/9/01      40,000,000        39,977,999
                                                                                          --------------
  TOTAL AGENCY OBLIGATIONS (Cost
     $39,980,444)                                                                             39,977,999
FIXED RATE MORTGAGE-RELATED SECURITIES......       20.0%
  Collateralized Mortgage Obligations
     BA Mortgage Securities, Inc.
       6.50%                                                   7/25/13       8,686,631         8,803,358
     CMC Securities Corporation
       6.25%                                                  11/25/28      10,000,000        10,337,500
     Countrywide Home Loans
       7.75%                                                  10/25/30      10,575,450        10,667,985
       7.50%                                                   1/25/31      11,327,632        11,479,847
       7.50%                                                   1/25/31      18,168,418        18,412,556
     Fannie Mae
       5.50%                                                  11/25/14      15,000,000        15,496,875
       5.00%                                                   4/25/17      24,503,763        25,039,783
       6.50%                                                  10/18/17       4,321,421         4,332,224
       5.50%                                                   2/25/18      19,166,439        19,579,716
       6.00%                                                   8/25/18      23,221,612        23,903,747
       6.00%                                                   4/25/23       5,169,392         5,214,625

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     Freddie Mac
       6.00%                                                   1/15/10     $25,000,000      $ 26,117,188
       6.00%                                                  12/15/14      15,754,371        16,148,230
       6.50%                                                   1/25/15       5,301,000         5,451,747
       5.00%                                                   2/15/15      15,569,543        15,987,974
       5.75%                                                   7/15/18      28,731,982        29,593,941
       5.50%                                                   8/15/18       6,058,697         6,213,952
       6.00%                                                   6/15/20       7,455,606         7,709,562
       6.50%                                                   4/15/21      12,512,918        12,763,176
       5.50%                                                   2/15/21      20,000,000        20,700,000
       6.25%                                                   1/15/22      11,415,542        11,675,959
     GE Capital Mortgage Services, Inc.
       6.00%                                                  10/25/08       5,864,000         6,115,053
     Prudential Home Mortgage Services
       6.50%                                                   4/25/26       2,850,377         2,896,696
     Residential Funding Mortgage Securities
       I
       6.50%                                                   5/25/29      12,672,063        12,751,264
       7.75%                                                   9/25/30       7,582,389         7,608,453
     Structured Asset Securities Corp.
       5.10%                                                   5/25/31      23,996,000        24,258,456
     Washington Mutual
       5.75%                                                   8/25/31      47,739,000        49,290,517
                                                                                          --------------
                                                                                             408,550,384
  Mortgage Pass Throughs
     Freddie Mac
       8.00%                                                    6/1/14       1,004,863         1,051,338
       9.25%                                                    1/1/17       2,010,132         2,203,607
       10.50%                                                  12/1/20       1,171,811         1,319,752
                                                                                          --------------
                                                                                               4,574,697
                                                                                          --------------
  TOTAL FIXED RATE MORTGAGE-RELATED
     SECURITIES (Cost $406,695,104)                                                          413,125,081

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS...................        0.3%
     U.S. Treasury Notes
       5.50%                                                   5/15/09       5,000,000         5,464,063
                                                                                          --------------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost
     $5,358,554)                                                                               5,464,063
REPURCHASE AGREEMENTS.......................        8.2%
  Salomon Smith Barney, 2.59% (Agreement
     dated 10/31/01 to be repurchased at
     $169,009,158 on 11/1/01)                                              168,997,000       168,997,000
                                                                                          --------------
  TOTAL REPURCHASE AGREEMENTS (Cost
     $168,997,000)                                                                           168,997,000
TOTAL INVESTMENTS IN SECURITIES (Cost
  $2,035,040,659) (a).......................       99.4%                                   2,053,319,803
OTHER ASSETS IN EXCESS OF LIABILITIES.......        0.6%                                      11,524,677
                                                                                          --------------
Net Assets applicable to 207,062,288 Shares
  of Common Stock issued and outstanding....      100.0%                                  $2,064,844,480
                                                                                          ==============
Net Asset Value, offering and redemption
  price per share ($2,064,844,480 /
  207,062,288)                                                                                     $9.97
                                                                                          ==============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at October 31, 2001.

(a) Cost for federal income tax purposes is substantially the same.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS     MATURITY       PAR          VALUE
------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*......      6.4%
  1 Yr. Constant Maturity Treasury Based ARMS
     Fannie Mae
       7.43%                                                       3/1/30   $ 4,980,499   $  5,161,042
     Freddie Mac
       7.41%                                                       5/1/18     3,704,373      3,827,080
                                                                                          ------------
                                                                                             8,988,122
  Cost of Funds Index Based ARMS
     Freddie Mac
       5.21%                                                     10/15/22     3,275,870      3,270,751
                                                                                          ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES (Cost $12,114,673)                                                          12,258,873
AGENCY OBLIGATIONS................................     17.3%
     Fannie Mae
       6.50%                                                      8/15/04     7,000,000      7,601,563
                                                                                          ------------
     Federal Home Loan Bank -- Discount Note
       2.16%                                                     11/28/01     7,500,000      7,487,400
                                                                                          ------------
     Freddie Mac
       5.75%                                                      7/15/03     4,000,000      4,213,750
                                                                                          ------------
     Freddie Mac -- Discount Note
       2.24%                                                     11/14/01    13,891,000     13,878,899
                                                                                          ------------
  TOTAL AGENCY OBLIGATIONS
     (Cost $32,564,640)                                                                     33,181,612

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS     MATURITY       PAR          VALUE
------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES............     38.4%
     Fannie Mae
       5.50%                                                     11/25/14   $10,000,000   $ 10,331,250
       5.50%                                                     11/25/17    16,151,406     16,439,103
                                                                                          ------------
                                                                                            26,770,353
     Freddie Mac
       7.00%                                                     12/15/06     2,246,946      2,355,783
       8.50%                                                      8/17/07     5,326,237      5,682,429
       6.50%                                                       7/1/08     6,679,253      6,944,336
       6.00%                                                      1/15/10     7,703,922      8,048,191
       5.50%                                                      5/15/15    23,192,500     23,823,046
                                                                                          ------------
                                                                                            46,853,785
                                                                                          ------------
  TOTAL FIXED RATE MORTGAGE-
     RELATED SECURITIES (Cost $72,796,616)                                                  73,624,138
U.S. TREASURY OBLIGATIONS.........................     25.1%
     U.S. Treasury Notes
       5.75%                                                     11/30/02     3,000,000      3,119,063
       6.25%                                                      2/15/03     6,000,000      6,313,125
       5.38%                                                      6/30/03     6,000,000      6,305,625
       5.75%                                                      8/15/03     7,000,000      7,417,813
       5.88%                                                      2/15/04     4,000,000      4,292,500
       6.00%                                                      8/15/04     7,000,000      7,592,813
       5.88%                                                     11/15/04     4,000,000      4,340,000
       5.75%                                                     11/15/05     8,000,000      8,719,999
                                                                                          ------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $45,211,129)                                                                     48,100,938
REPURCHASE AGREEMENTS.............................     12.3%
  Salomon Smith Barney, 2.59% (Agreement dated
     10/31/01 to be repurchased at $23,567,695 on
     11/1/01)                                                                23,566,000     23,566,000
                                                                                          ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $23,566,000)                                                                     23,566,000
TOTAL INVESTMENTS IN SECURITIES
  (Cost $186,253,058) (a).........................     99.5%                               190,731,561

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS     MATURITY       PAR          VALUE
------------------------------------------------------------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES.............      0.5%                              $    900,829
                                                                                          ------------
Net Assets applicable to 17,828,459 Shares of
  Common Stock issued and outstanding.............    100.0%                              $191,632,390
                                                                                          ============
Net Asset Value, offering and redemption price per
  share ($191,632,390 / 17,828,459)                                                             $10.75
                                                                                          ============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at October 31, 2001.

(a) Cost for federal income tax purposes is substantially the same.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS...............................      1.0%
     Freddie Mac
       5.75%                                                      3/15/09    $ 2,000,000     $ 2,124,375
                                                                                            ------------
  TOTAL AGENCY OBLIGATIONS
     (Cost $1,774,767)                                                                         2,124,375
FIXED RATE MORTGAGE-RELATED SECURITIES...........     75.5%
  15 Yr. Securities
     Fannie Mae
       6.50%                                                       8/1/14      2,516,748       2,620,564
       7.00%                                                       3/1/15     12,142,721      12,738,474
       7.00%                                                       3/1/15      7,264,311       7,620,716
       7.00%                                                       3/1/15      6,600,351       6,934,493
       7.50%                                                      11/1/15     12,351,077      13,007,227
       6.50%                                                       1/1/16     11,372,232      11,841,337
       5.50%                                                      10/1/16     15,001,500      15,240,585
     Freddie Mac
       7.50%                                                       1/1/10      4,997,451       5,264,503
       7.50%                                                       7/1/11      3,098,570       3,264,150
       6.50%                                                       2/1/12      4,819,138       5,020,940
       6.50%                                                       4/1/12      3,304,572       3,442,951
       6.00%                                                       3/1/14      3,990,646       4,112,860
       6.00%                                                       7/1/14      3,391,187       3,495,042
     Government National Mortgage Association
       6.00%                                                      1/15/14      4,150,393       4,300,845
                                                                                            ------------
                                                                                              98,904,687
  Collateralized Mortgage Obligations
     Countrywide Home Loans
       7.75%                                                     10/25/30      3,429,876       3,459,887
     Fannie Mae
       5.50%                                                     11/25/14     10,000,000      10,331,250
       5.50%                                                      1/25/15     13,000,000      13,426,562
     Freddie Mac
       5.50%                                                     11/15/16      5,000,000       5,150,000
       5.75%                                                      3/15/21     10,000,000      10,390,625
       6.50%                                                      5/15/25      5,000,000       5,204,688
     Norwest Asset Securities Corp.
       6.25%                                                      9/25/28      6,000,000       6,256,875
     Wells Fargo Mortgage Backed Securities Trust
       7.50%                                                     12/25/30      1,688,971       1,702,166
                                                                                            ------------
                                                                                              55,922,053
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $150,115,302)                                                                    $154,826,740
U.S. TREASURY OBLIGATIONS........................     16.8%
     U.S. Treasury Notes
       5.88%                                                     11/15/04    $ 7,000,000       7,595,000
       6.75%                                                      5/15/05      3,000,000       3,357,188
       5.75%                                                     11/15/05      5,000,000       5,450,000
       4.63%                                                      5/15/06     15,000,000      15,712,500
       6.00%                                                      8/15/09      2,000,000       2,250,000
                                                                                            ------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $32,545,424)                                                                       34,364,688
REPURCHASE AGREEMENTS............................      6.3%
  Salomon Smith Barney, 2.59% (Agreement dated
     10/31/01 to be repurchased at 12,852,925 on
     11/1/01)                                                                 12,852,000      12,852,000
                                                                                            ------------
  TOTAL REPURCHASE AGREEMENTS (Cost $12,852,000)                                              12,852,000
TOTAL INVESTMENTS IN SECURITIES
  (Cost $197,287,493) (a)........................     99.6%                                  204,167,803
OTHER ASSETS IN EXCESS OF LIABILITIES............      0.4%                                      722,997
                                                                                            ------------
Net Assets applicable to 20,846,239 Shares of
  Common Stock issued and outstanding............    100.0%                                 $204,890,800
                                                                                            ============
Net Asset Value, offering and redemption
  price per share ($204,890,800 / 20,846,239)                                                      $9.83
                                                                                            ============

--------------------------------------------------------------------------------

(a) Cost for federal income tax purposes is substantially the same.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS.............................       3.0%
     Freddie Mac
       5.75%                                                      3/15/09    $ 3,000,000     $ 3,186,563
                                                                                            ------------
  TOTAL AGENCY OBLIGATIONS (Cost $2,690,638)                                                   3,186,563
FIXED RATE MORTGAGE-RELATED SECURITIES.........      78.9%
  15 Yr. Securities
     Fannie Mae
       7.00%                                                       3/1/15     15,760,715      16,558,601
       7.50%                                                      11/1/15      5,489,367       5,780,990
                                                                                            ------------
                                                                                              22,339,591
  30 Yr. Securities
     Fannie Mae
       8.00%                                                       8/1/30      1,956,340       2,068,219
     Government National Mortgage Association
       7.00%                                                      4/15/27      9,854,117      10,294,472
       7.50%                                              2/15/24-6/15/27      7,758,402       8,160,868
       6.50%                                                      4/15/28      2,383,315       2,465,242
       6.00%                                             11/15/28-1/15/29      6,722,522       6,850,671
       8.00%                                                      4/15/30      2,178,745       2,306,747
     Government National Mortgage Association
       II
       6.50%                                                      3/20/26      2,958,760       3,049,372
                                                                                            ------------
                                                                                              35,195,591
  Collateralized Mortgage Obligations
     Fannie Mae
       5.50%                                                      1/25/15      7,223,000       7,460,005
     Freddie Mac
       5.80%                                                      8/15/24     10,000,000      10,359,375
       5.85%                                                     11/15/24      6,000,000       6,232,500
     Wells Fargo Mortgage Backed Securities
       Trust
       7.50%                                                     12/25/30      1,794,596       1,808,616
                                                                                            ------------
                                                                                              25,860,496
                                                                                            ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $80,438,061)                                                                       83,395,678

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS......................      13.6%
  U.S. Treasury Notes
       4.63%                                                      5/15/06     $4,000,000    $  4,190,000
       6.50%                                                      2/15/10      4,000,000       4,650,000
       5.75%                                                      8/15/10      5,000,000       5,562,500
                                                                                            ------------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost
     $13,360,575)                                                                             14,402,500
REPURCHASE AGREEMENTS..........................       4.3%
  Salomon Smith Barney, 2.59% (Agreement dated
     10/31/01 to be repurchased at $4,530,326
     on 11/1/01)                                                               4,530,000       4,530,000
                                                                                            ------------
  TOTAL REPURCHASE AGREEMENTS (Cost $4,530,000)                                                4,530,000
TOTAL INVESTMENTS IN SECURITIES (Cost
  $101,019,274) (a)............................      99.8%                                   105,514,741
OTHER ASSETS IN EXCESS OF LIABILITIES..........       0.2%                                       198,213
                                                                                            ------------
Net Assets applicable to 9,758,266 Shares of
  Common Stock issued and outstanding..........     100.0%                                  $105,712,954
                                                                                            ------------
Net Asset Value, offering and redemption price
  per share ($105,712,954 / 9,758,266)                                                            $10.83
                                                                                            ============

--------------------------------------------------------------------------------
(a) Cost for federal income tax purposes is substantially the same.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                                                                                    U.S.
                                                   ADJUSTABLE      SHORT U.S.    INTERMEDIATE    GOVERNMENT
                                      MONEY       RATE MORTGAGE    GOVERNMENT      MORTGAGE       MORTGAGE
                                      MARKET          (ARM)        SECURITIES     SECURITIES     SECURITIES
                                    PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest income..............  $2,671,526     $77,893,260     $6,055,300    $ 7,512,713     $5,041,611
                                    ----------     -----------     ----------    -----------     ----------
     Operating expenses:
       Investment advisory fees...      87,684       5,976,749        262,650        421,191        191,218
       Distribution fee Class I
          Shares..................      78,755       3,320,401        157,591        180,512        114,731
       Distribution fee Class D
          Shares..................      35,718              --             --             --             --
       Administration fee.........      17,537         398,442         31,518         36,102         22,946
       Custodian fee..............      18,266         183,464         20,597         25,536         19,813
       Transfer agent fee.........      11,961          41,786          5,734          3,365          2,750
       Legal......................       5,580         123,037          9,404         11,658            125
       Printing...................       2,348          29,733          2,175          2,613          1,599
       Trustees' fees.............       3,570          68,146          6,451          6,859          4,666
       Other......................      29,024         374,170         38,947         38,998         25,702
                                    ----------     -----------     ----------    -----------     ----------
       Total expenses before fee
          reductions..............     290,443      10,515,928        535,067        726,834        383,550
       Expenses reduced by
          Investment Advisor......          --      (2,656,348)            --       (120,340)            --
       Expenses reduced by
          Distributor.............     (88,176)     (1,328,150)            --             --             --
                                    ----------     -----------     ----------    -----------     ----------
          Net expenses............     202,267       6,531,430        535,067        606,494        383,550
                                    ----------     -----------     ----------    -----------     ----------
          Net investment income...   2,469,259      71,361,830      5,520,233      6,906,219      4,658,061
                                    ----------     -----------     ----------    -----------     ----------
REALIZED AND UNREALIZED GAINS FROM
  INVESTMENT ACTIVITIES:
     Realized gains from
       investment transactions....          --         151,541        733,093        976,478      1,577,748
     Change in unrealized
       appreciation/depreciation
       from investments...........          --      13,737,297      3,745,203      5,813,710      2,687,452
                                    ----------     -----------     ----------    -----------     ----------
     Net realized/unrealized gains
       from investments...........          --      13,888,838      4,478,296      6,790,188      4,265,200
                                    ----------     -----------     ----------    -----------     ----------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS.................  $2,469,259     $85,250,668     $9,998,529    $13,696,407     $8,923,261
                                    ==========     ===========     ==========    ===========     ==========

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2001 AND 2000

--------------------------------------------------------------------------------

                                                                       MONEY MARKET
                                                                        PORTFOLIO
                                                              ------------------------------
                                                                  2001             2000
--------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................  $   2,469,259    $   3,069,752
     Net realized gains (losses) from investments...........             --          (14,744)
                                                              -------------    -------------
       Change in net assets resulting from operations.......      2,469,259        3,055,008
                                                              -------------    -------------
  Dividends paid to Class I stockholders:
     From net investment income.............................     (2,263,515)      (3,025,788)
  Dividends paid to Class D stockholders:
     From net investment income.............................       (205,744)         (43,964)(a)
                                                              -------------    -------------
       Total dividends paid to stockholders.................     (2,469,259)      (3,069,752)
                                                              -------------    -------------
  Capital Transactions Class I Shares:
     Proceeds from sale of shares...........................    543,889,379      379,065,203
     Shares issued to stockholders in reinvestment of
      dividends.............................................      1,830,621        2,188,957
     Cost of shares repurchased.............................   (548,431,201)    (425,111,733)
  Capital Transactions Class D Shares:
     Proceeds from sale of shares...........................     72,986,674        9,623,000(a)
     Shares issued to stockholders in reinvestment of
      dividends.............................................         41,249            3,323(a)
     Cost of shares repurchased.............................    (67,629,231)      (6,237,697)(a)
                                                              -------------    -------------
       Net increase (decrease) in net assets from capital
        transactions........................................      2,687,491      (40,468,947)
                                                              -------------    -------------
       Total increase (decrease) in net assets..............      2,687,491      (40,483,691)
Net Assets:
  Beginning of year.........................................     51,590,468       92,074,159
                                                              -------------    -------------
  End of year...............................................  $  54,277,959    $  51,590,468
                                                              =============    =============

--------------------------------------------------------------------------------
(a) Represents the period from December 19, 1999 (commencement of operations for Money Market Class D Shares) through October 31, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2001 AND 2000

--------------------------------------------------------------------------------

                                                                      ADJUSTABLE RATE
                                                                 MORTGAGE (ARM) PORTFOLIO
                                                              -------------------------------
                                                                   2001             2000
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................  $   71,361,830    $  46,169,016
     Net realized gains (losses) from investments...........         151,541       (1,812,264)
     Change in unrealized appreciation/depreciation from
      investments...........................................      13,737,297        2,315,959
                                                              --------------    -------------
       Change in net assets resulting from operations.......      85,250,668       46,672,711
                                                              --------------    -------------
  Dividends paid to stockholders:
     From net investment income.............................     (71,671,415)     (46,052,996)
                                                              --------------    -------------
       Total dividends paid to stockholders.................     (71,671,415)     (46,052,996)
                                                              --------------    -------------
  Capital Transactions:
     Proceeds from sale of shares...........................   1,749,676,267       79,583,347
     Shares issued to stockholders in reinvestment of
      dividends.............................................      34,051,607       22,200,993
     Cost of shares repurchased.............................    (414,114,689)    (298,360,075)
                                                              --------------    -------------
       Change in net assets from capital transactions.......   1,369,613,185     (196,575,735)
                                                              --------------    -------------
       Change in net assets.................................   1,383,192,438     (195,956,020)
Net Assets:
  Beginning of year.........................................     681,652,042      877,608,062
                                                              --------------    -------------
  End of year...............................................  $2,064,844,480    $ 681,652,042
                                                              ==============    =============

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         INTERMEDIATE
       SHORT U.S. GOVERNMENT          MORTGAGE SECURITIES              U.S. GOVERNMENT
       SECURITIES PORTFOLIO                PORTFOLIO            MORTGAGE SECURITIES PORTFOLIO
---------------------------------------------------------------------------------------------
        2001           2000           2001           2000           2001            2000
---------------------------------------------------------------------------------------------
    $  5,520,233   $  6,129,173   $  6,906,219   $  5,821,919   $  4,658,061    $  4,996,868
         733,093     (1,165,577)       976,478     (1,912,686)     1,577,748      (2,328,586)
       3,745,203        751,784      5,813,710      1,845,036      2,687,452       2,191,655
    ------------   ------------   ------------   ------------   ------------    ------------
       9,998,529      5,715,380     13,696,407      5,754,269      8,923,261       4,859,937
    ------------   ------------   ------------   ------------   ------------    ------------
      (5,495,349)    (6,132,836)    (6,789,491)    (5,848,506)    (4,610,367)     (5,038,144)
    ------------   ------------   ------------   ------------   ------------    ------------
      (5,495,349)    (6,132,836)    (6,789,491)    (5,848,506)    (4,610,367)     (5,038,144)
    ------------   ------------   ------------   ------------   ------------    ------------
     229,860,924        740,841    173,700,000         30,000     45,918,938          37,920
       3,431,572      3,539,406      2,435,770      2,376,935      2,145,823       2,712,203
    (142,261,215)   (22,604,431)   (68,919,652)   (13,255,026)   (18,113,220)    (18,373,750)
    ------------   ------------   ------------   ------------   ------------    ------------
      91,031,281    (18,324,184)   107,216,118    (10,848,091)    29,951,541     (15,623,627)
    ------------   ------------   ------------   ------------   ------------    ------------
      95,534,461    (18,741,640)   114,123,034    (10,942,328)    34,264,435     (15,801,834)
      96,097,929    114,839,569     90,767,766    101,710,094     71,448,519      87,250,353
    ------------   ------------   ------------   ------------   ------------    ------------
    $191,632,390   $ 96,097,929   $204,890,800   $ 90,767,766   $105,712,954    $ 71,448,519
    ============   ============   ============   ============   ============    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET PORTFOLIO CLASS I SHARES
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................      0.0441      0.0578      0.0480      0.0523      0.0513
  Net realized losses from investments......          --          --(a)       --          --          --
                                                --------    --------    --------    --------    --------
       Total from investment operations.....      0.0441      0.0578      0.0480      0.0523      0.0513
                                                --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............     (0.0441)    (0.0578)    (0.0480)    (0.0523)    (0.0513)
     From net realized gains................          --          --          --(a)       --          --
                                                --------    --------    --------    --------    --------
Change in net asset value...................          --          --          --          --          --
                                                --------    --------    --------    --------    --------
Net asset value, end of year................    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                ========    ========    ========    ========    ========
Total return................................       4.50%       5.93%       4.94%       5.35%       5.25%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........    $ 45,491    $ 48,202    $ 92,074    $ 58,445    $ 48,104
  Ratio of expenses to average net assets...       0.30%       0.30%       0.25%       0.25%       0.26%
  Ratio of net investment income to average
     net assets.............................       4.31%       5.74%       4.81%       5.22%       5.14%
  Ratio of expenses to average net
     assets*................................       0.45%       0.45%       0.40%       0.40%       0.41%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Net realized losses per share and/or distributions from net realized gains were less than $0.00005.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET PORTFOLIO CLASS D SHARES
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                                                   YEAR        DECEMBER 19,
                                                                   ENDED        1999(A) TO
                                                                OCTOBER 31,    OCTOBER 31,
                                                                   2001            2000
-------------------------------------------------------------------------------------------
Net asset value, beginning of year..........................     $   1.00        $   1.00
                                                                 --------        --------
Income from investment operations:
  Net investment income.....................................       0.0397          0.0466
  Net realized losses from investments......................           --              --(b)
                                                                 --------        --------
       Total from investment operations.....................       0.0397          0.0466
                                                                 --------        --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............................      (0.0397)        (0.0466)
                                                                 --------        --------
Change in net asset value...................................           --              --
                                                                 --------        --------
Net asset value, end of year................................     $   1.00        $   1.00
                                                                 ========        ========
Total return................................................        4.04%           4.74%(c)
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........................     $  8,787        $  3,388
  Ratio of expenses to average net assets...................        0.75%           0.75%(d)
  Ratio of net investment income to average net assets......        3.46%           5.66%(d)
  Ratio of expenses to average net assets*..................        0.91%           0.94%(d)

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.

(b) Net realized losses per share was less than $0.00005.

(c) Represents the total return for the period from December 19, 1999 to October 31, 2000.

(d) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                                                YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------------
                                                2001+         2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year........    $     9.86    $   9.84    $   9.91    $   9.99    $   9.95
                                              ----------    --------    --------    --------    --------
Income from investment operations:
  Net investment income...................        0.5319      0.6048      0.5290      0.5676      0.6036
  Net realized and unrealized gains
     (losses) from investments............        0.1386      0.0233     (0.0700)    (0.0800)     0.0400
                                              ----------    --------    --------    --------    --------
       Total from investment operations...        0.6705      0.6281      0.4590      0.4876      0.6436
                                              ----------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders from net
     investment income....................       (0.5605)    (0.6129)    (0.5290)    (0.5676)    (0.6036)
                                              ----------    --------    --------    --------    --------
Change in net asset value.................          0.11        0.02       (0.07)      (0.08)       0.04
                                              ----------    --------    --------    --------    --------
Net asset value, end of year..............    $     9.97    $   9.86    $   9.84    $   9.91    $   9.99
                                              ==========    ========    ========    ========    ========
Total return..............................         6.98%       6.63%       4.73%       5.00%       6.65%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)......    $2,064,844    $681,652    $877,608    $895,550    $751,334
  Ratio of expenses to average net
     assets...............................         0.49%       0.48%       0.48%       0.49%       0.49%
  Ratio of net investment income to
     average net assets...................         5.37%       6.22%       5.34%       5.70%       6.07%
  Ratio of expenses to average net
     assets*..............................         0.79%       0.78%       0.78%       0.79%       0.79%
  Portfolio turnover rate.................           72%         67%         51%         53%         74%

--------------------------------------------------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

+ Net investment income is based on average shares outstanding through the period.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........    $  10.34    $  10.36    $  10.66    $  10.55    $  10.56
                                                --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................      0.5652      0.5973      0.5600      0.6144      0.6273
  Net realized and unrealized gains (losses)
     from investments.......................      0.4086     (0.0240)    (0.3000)     0.1100     (0.0100)
                                                --------    --------    --------    --------    --------
       Total from investment operations.....      0.9738      0.5733      0.2600      0.7244      0.6173
                                                --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders from net
     investment income......................     (0.5638)    (0.5976)    (0.5600)    (0.6144)    (0.6273)
                                                --------    --------    --------    --------    --------
Change in net asset value...................        0.41       (0.02)      (0.30)       0.11       (0.01)
                                                --------    --------    --------    --------    --------
Net asset value, end of year................    $  10.75    $  10.34    $  10.36    $  10.66    $  10.55
                                                ========    ========    ========    ========    ========
Total return................................       9.66%       5.77%       2.51%       7.08%       6.04%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........    $191,632    $ 96,098    $114,840    $114,240    $112,304
  Ratio of expenses to average net assets...       0.51%       0.51%       0.49%       0.50%       0.50%
  Ratio of net investment income to average
     net assets.............................       5.25%       5.79%       5.35%       5.83%       5.97%
  Portfolio turnover rate...................         54%        138%        155%         84%         75%

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........    $   9.33    $   9.33    $   9.66    $   9.62    $   9.52
                                                --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................      0.5675      0.5754      0.5490      0.5932      0.6245
  Net realized and unrealized gains (losses)
     from investments.......................      0.4861      0.0051     (0.3300)     0.0761      0.1000
                                                --------    --------    --------    --------    --------
       Total from investment operations.....      1.0536      0.5805      0.2190      0.6693      0.7245
                                                --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............     (0.5536)    (0.5795)    (0.5490)    (0.5932)    (0.6245)
     In excess of net investment income.....          --          --          --     (0.0361)         --
                                                --------    --------    --------    --------    --------
       Total distributions to
          stockholders......................     (0.5536)    (0.5795)    (0.5490)    (0.6293)    (0.6245)
                                                --------    --------    --------    --------    --------
Change in net asset value...................        0.50        0.00       (0.33)       0.04        0.10
                                                --------    --------    --------    --------    --------
Net asset value, end of year................    $   9.83    $   9.33    $   9.33    $   9.66    $   9.62
                                                ========    ========    ========    ========    ========
Total return................................      11.59%       6.47%       2.32%       7.18%       7.90%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........    $204,891    $ 90,768    $101,710    $ 99,438    $ 77,982
  Ratio of expenses to average net assets...       0.50%       0.51%       0.48%       0.49%       0.49%
  Ratio of net investment income to average
     net assets.............................       5.74%       6.25%       5.78%       6.17%       6.58%
  Ratio of expenses to average net
     assets*................................       0.60%       0.61%       0.58%       0.59%       0.59%
  Portfolio turnover rate...................         47%        110%         90%         69%        120%

--------------------------------------------------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........    $  10.27    $  10.26    $  10.73    $  10.67    $  10.51
                                                --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................      0.6381      0.6646      0.6416      0.6947      0.7344
  Net realized and unrealized gains (losses)
     on investments.........................      0.5590      0.0109     (0.4726)     0.0877      0.1600
                                                --------    --------    --------    --------    --------
       Total from investment operations.....      1.1971      0.6755      0.1690      0.7824      0.8944
                                                --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............     (0.6371)    (0.6682)    (0.6390)    (0.6947)    (0.7344)
     In excess of net investment income.....          --          --          --     (0.0277)         --
                                                --------    --------    --------    --------    --------
       Total distributions to
          stockholders......................     (0.6371)    (0.6682)    (0.6390)    (0.7224)    (0.7344)
                                                --------    --------    --------    --------    --------
Change in net asset value...................        0.56        0.01       (0.47)       0.06        0.16
                                                --------    --------    --------    --------    --------
Net asset value, end of period..............    $  10.83    $  10.27    $  10.26    $  10.73    $  10.67
                                                ========    ========    ========    ========    ========
Total return................................      11.99%       6.90%       1.63%       7.58%       8.87%
Ratios/Supplemental data:
  Net assets, end of period (in 000's)......    $105,713    $ 71,449    $ 87,250    $ 80,174    $ 53,572
  Ratio of expenses to average net assets...       0.50%       0.52%       0.52%       0.53%       0.53%
  Ratio of net investment income to average
     net assets.............................       6.09%       6.53%       6.13%       6.48%       7.01%
  Portfolio turnover rate...................         86%        127%         73%         93%        135%

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001

--------------------------------------------------------------------------------

Asset Management Fund (the "Fund") was reorganized as a Delaware Business Trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open end management company. As of October 31, 2001, the Fund is authorized to issue an unlimited number of shares in five separate portfolios, the Money Market Portfolio, the Adjustable Rate Mortgage (ARM) Portfolio, the Short U.S. Government Securities Portfolio, the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio (referred to individually as a "Portfolio" and collectively as the "Portfolios"). Each of the Portfolios, except the Money Market Portfolio, offers a single class of shares. The Money Market Portfolio is authorized to sell two classes of shares, namely, Class I Shares and Class D Shares. Each Class I and Class D Share of the Money Market Portfolio represents identical interests in the Portfolio and has the same rights except that (i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

A. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Portfolio:

  Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Portfolio seeks to maintain net asset value per share at $1.00.

  Adjustable Rate Mortgage (ARM) Portfolio, Short U.S. Government Securities Portfolio, Intermediate Mortgage Securities Portfolio, and U.S. Government Mortgage Securities Portfolio:

  For purposes of determining the net asset value per share of each Portfolio, investments for which market quotations are readily available are valued at the mean between the most recent bid and asked prices, which may be furnished by a pricing service, at prices provided directly by market makers, or using matrix pricing methods. Portfolio securities for which market quotations are not readily available, and other assets, are valued at fair value using methods determined in good faith by the Board of Trustees. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost. The Board of Trustees will review valuation methods regularly in order to determine their appropriateness.

REPURCHASE AGREEMENTS

  Eligible portfolio investments may be purchased from primary government securities dealers or the custodian bank, subject to the seller's agreement to repurchase them at an agreed upon date and price. Each Portfolio will always receive as collateral instruments whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Portfolio in each agreement, and each Portfolio will make payment for such instruments only upon their physical delivery to, or evidence of their book entry transfer to the account of, the Portfolio's custodian. The repurchase agreements outstanding as of October 31, 2001, were collateralized by U.S. Government securities.

DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2001

--------------------------------------------------------------------------------

and long-term capital gains, if any, are declared and paid annually.

FEDERAL TAXES

  No provision is made for Federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to the stockholders, which will be sufficient to relieve each Portfolio from all or substantially all Federal income and excise taxes.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for on the trade date, interest income is recorded on the accrual basis, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

B. Shay Assets Management, Inc. (SAMI) serves the Fund as investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI), which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Fund.

  As compensation for investment advisory services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Portfolio as follows:

  The investment advisory fee rate for the Money Market Portfolio is .15% of the first $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1 billion.

  The investment advisory fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .45% of the first $3 billion, .35% of the next $2 billion, and .25% of such net assets in excess of $5 billion.

  The investment advisory fee rate for each of the Short U.S. Government Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is .25% of the first $500 million, .175% of the next $500 million, .125% of the next $500 million, and .10% of such net asset in excess of $1.5 billion.

  The investment advisory fee rate for the Intermediate Mortgage Securities Portfolio is .35% of the first $500 million, .275% of the next $500 million,
 .20% of the next $500 million, and .10% of such net assets in excess of $1.5 billion.

  The Adviser has agreed to reduce or waive (but not below zero) its advisory fees charged to each Portfolio, except the Adjustable Rate Mortgage (ARM) Portfolio, to the extent that the daily ratio of operating expenses to average daily net assets of each Portfolio exceeds .75%.

  Shay Financial Services, Inc. (SFSI) serves the Fund as distributor (the "Distributor"). The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Fund.

  As compensation for distribution services, the Fund pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Fund, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2001

--------------------------------------------------------------------------------

percentage of the average daily net assets of each portfolio as follows:

  The distribution fee rate for each of the Money Market Portfolio Class I Shares and Short U.S. Government Securities Portfolio is based upon an annual percentage of the combined average daily net assets of both portfolios and is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $1 billion, and .075% of such combined net assets in excess of $2 billion. The distribution fee rate for the Money Market Class D Shares is .60% of average daily net assets. The Money Market distribution fee waiver amounted to $78,755 for Class I Shares and $9,421 for Class D Shares.

  The distribution fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .25% of average daily net assets.

  The distribution fee rate for each of the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $500 million, and .075% of such net assets in excess of $1.5 billion.

  BISYS Fund Services Ohio, Inc. ("BISYS, Ohio"), serves the Fund as administrator (the "Administrator") and transfer agent. BISYS, Ohio is a subsidiary of The BISYS Group, Inc. The administration fee rate for each of the Portfolios, computed separately, is as follows: .03% of the first $1 billion,
 .02% of the next $1 billion, and .01% of such net assets in excess of $2 billion.

  As compensation for administrative services, the Fund pays the Administrator an administrative fee monthly in accordance with the administration plan adopted by the Fund. The administrative fee rate for each of the Money Market, Adjustable Rate Mortgage (ARM), Short U.S. Government Securities, Intermediate Mortgage Securities and U.S. Government Mortgage Securities Portfolios, computed separately, is a percentage of the average daily net assets of each Portfolio.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2001

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C. Transactions in shares of the Fund for the years ended October 31, 2001 and October 31, 2000, were as follows:
--------------------------------------------------------------------------------

                                                                       MONEY MARKET PORTFOLIO
                                                                ------------------------------------
                                                                   YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2001    OCTOBER 31, 2000
----------------------------------------------------------------------------------------------------
Share transactions Class I:
  Sale of shares............................................       543,888,572         379,065,203
  Shares issued to stockholders in reinvestment dividends...         1,830,621           2,188,957
  Shares repurchased........................................      (548,431,201)       (425,111,733)
                                                                  ------------        ------------
  Net (decrease)............................................        (2,712,008)        (43,857,573)
  Shares outstanding
     Beginning of period....................................        48,214,192          92,071,765
                                                                  ------------        ------------
     End of period..........................................        45,502,184          48,214,192
                                                                  ============        ============
Share transactions Class D:
  Sale of shares............................................        72,986,674           9,623,000(a)
  Shares issued to stockholders in reinvestment dividends...            41,249               3,323(a)
  Shares repurchased........................................       (67,629,231)         (6,237,697)(a)
                                                                  ------------        ------------
  Net increase..............................................         5,398,692           3,388,626
  Shares outstanding
     Beginning of period....................................         3,388,626                  --
                                                                  ------------        ------------
     End of period..........................................         8,787,318           3,388,626
                                                                  ============        ============

--------------------------------------------------------------------------------
(a) For the period from December 19, 1999 (commencement of operations) through October 31, 2000.

--------------------------------------------------------------------------------

                                          ADJUSTABLE RATE MORTGAGE (ARM)                SHORT U.S. GOVERNMENT
                                                    PORTFOLIO                            SECURITIES PORTFOLIO
                                       ------------------------------------------------------------------------------
                                          YEAR ENDED          YEAR ENDED            YEAR ENDED          YEAR ENDED
                                       OCTOBER 31, 2001    OCTOBER 31, 2000      OCTOBER 31, 2001    OCTOBER 31, 2000
---------------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares...................      176,131,216           8,088,574            21,570,494              72,236
  Shares issued to stockholders in
     reinvestment of dividends.....        3,430,951           2,257,506               326,040             344,175
  Shares repurchased...............      (41,666,257)        (30,334,028)          (13,365,777)         (2,201,450)
                                         -----------         -----------           -----------          ----------
  Net increase (decrease)..........      137,895,910         (19,987,948)            8,530,757          (1,785,039)
  Shares outstanding
     Beginning of period...........       69,166,378          89,154,326             9,297,702          11,082,741
                                         -----------         -----------           -----------          ----------
     End of period.................      207,062,288          69,166,378            17,828,459           9,297,702
                                         ===========         ===========           ===========          ==========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2001

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              INTERMEDIATE MORTGAGE                    U.S. GOVERNMENT MORTGAGE
                                               SECURITIES PORTFOLIO                      SECURITIES PORTFOLIO
                                       ------------------------------------------------------------------------------
                                          YEAR ENDED          YEAR ENDED            YEAR ENDED          YEAR ENDED
                                       OCTOBER 31, 2001    OCTOBER 31, 2000      OCTOBER 31, 2001    OCTOBER 31, 2000
---------------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares...................       17,946,125               3,207             4,282,194               3,773
  Shares issued to stockholders in
     reinvestment of dividends.....          254,002             257,702               204,003             267,704
  Shares repurchased...............       (7,081,492)         (1,439,616)           (1,686,744)         (1,815,433)
                                          ----------          ----------            ----------          ----------
  Net increase (decrease)..........       11,118,635          (1,178,707)            2,799,453          (1,543,956)
  Shares outstanding
     Beginning of period...........        9,727,604          10,906,311             6,958,813           8,502,769
                                          ----------          ----------            ----------          ----------
     End of period.................       20,846,239           9,727,604             9,758,266           6,958,813
                                          ==========          ==========            ==========          ==========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              SHORT U.S.     INTERMEDIATE    U.S. GOVERNMENT
                                          ADJUSTABLE RATE     GOVERNMENT       MORTGAGE         MORTGAGE
                          MONEY MARKET       MORTGAGE         SECURITIES      SECURITIES       SECURITIES
                           PORTFOLIO      (ARM) PORTFOLIO     PORTFOLIO       PORTFOLIO         PORTFOLIO
------------------------------------------------------------------------------------------------------------
Capital.................  $54,292,703     $2,074,298,044     $195,288,121    $213,708,606     $106,468,259
Accumulated net realized
  (losses)..............      (14,744)       (27,732,708)      (8,134,234)    (15,698,116)      (5,250,772)
Net unrealized
  appreciation/
  (depreciation) of
  investments...........           --         18,279,144        4,478,503       6,880,310        4,495,467
                          -----------     --------------     ------------    ------------     ------------
                          $54,277,959     $2,064,844,480     $191,632,390    $204,890,800     $105,712,954
                          ===========     ==============     ============    ============     ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2001

--------------------------------------------------------------------------------

E. At October 31, 2001, liabilities for the Portfolios included:
--------------------------------------------------------------------------------

                                                                   SHORT U.S.    INTERMEDIATE    U.S. GOVERNMENT
                                                ADJUSTABLE RATE    GOVERNMENT      MORTGAGE         MORTGAGE
                                MONEY MARKET       MORTGAGE        SECURITIES     SECURITIES       SECURITIES
                                 PORTFOLIO      (ARM) PORTFOLIO    PORTFOLIO      PORTFOLIO         PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Investment advisory fee
  payable.....................       7,770           770,872          34,432         63,286           20,546
Administration fee payable....         294            10,163             936          1,019              538
Distribution fee payable......      11,881           428,260          20,659         27,123           12,328
Distributions payable.........     107,847         7,239,523         503,098        797,347          416,501
Other liabilities.............      22,624           420,776          31,854         34,376           29,215

--------------------------------------------------------------------------------

F. For tax purposes at October 31, 2001, the Money Market Portfolio had a capital loss carryforward of $14,744, which expires in 2008. The Adjustable Rate Mortgage (ARM) Portfolio had a capital loss carryforward of $24,525,308, of which, $10,944,856 expires in 2002, $4,674,894 expires in 2003, $819,918 expires in 2004, $1,301,928 expires in 2006, $4,959,047 expires in 2007, and $1,824,665 expires in 2008. The Short U.S. Government Securities Portfolio had a capital loss carryforward of $8,144,688, of which $3,875,367 expires in 2002, $466,298 expires in 2003, $1,966,811 expires in 2004, $642,561 expires in 2007, and
$1,193,651 expires in 2008.

The Intermediate Mortgage Securities Portfolio had a capital loss carryforward of $15,637,748, of which $8,544,704 expires in 2002, $1,932,691 expires in 2003,
$2,314,129 expires in 2004, $817,175 expires in 2007, and $2,029,049 expires in
2008. The U.S. Government Securities Portfolio had a capital loss carryforward of $5,290,676, of which $1,325,228 expires in 2002, $731,254 expires in 2003,
$29,820 expires in 2004, $124,825 expires in 2005, $802,809 expires in 2007, and
$2,276,740 expires in 2008. All losses are available to offset future realized capital gains, if any.

G. For the year ended October 31, 2001, purchases and proceeds from sales/maturities of securities, other than short-term investments, were as follows:
--------------------------------------------------------------------------------

                                                                                               U.S.
                                            ADJUSTABLE       SHORT U.S.     INTERMEDIATE    GOVERNMENT
                                          RATE MORTGAGE      GOVERNMENT       MORTGAGE       MORTGAGE
                                              (ARM)          SECURITIES      SECURITIES     SECURITIES
                                            PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------
Purchases.............................    $2,057,837,281    $103,023,257    $149,836,298    $90,473,066
                                          ==============    ============    ============    ===========
Sales and Maturities..................    $  840,080,158    $ 49,671,286    $ 53,878,907    $64,484,456
                                          ==============    ============    ============    ===========

--------------------------------------------------------------------------------

H. In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide (the "Guide"), Audit of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. There was no material impact on results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of the Asset Management Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Asset Management Fund (constituting the Money Market Portfolio, the Adjustable Rate Mortgage Portfolio, the Short U.S. Government Securities Portfolio, the Intermediate Mortgage Securities Portfolio, and the U.S. Government Mortgage Securities Portfolio, hereinafter referred to as the "Funds") at October 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2001

                                     NOTES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
The Bank of New York
100 Church Street, 10th Fl.
New York, NY 10286

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, PA 19103

TRUSTEES AND OFFICERS
Richard M. Amis
Trustee

Arthur G. De Russo
Trustee

David F. Holland
Trustee

Gerald J. Levy
Trustee and Vice Chairman

Rodger D. Shay
Trustee and Chairman

Edward E. Sammons, Jr.
President

Robert T. Podraza
Vice President and Assistant Treasurer

Nina Jackson
Treasurer

Daniel K. Ellenwood
Secretary

Christine A. Cwik
Assistant Secretary

Alaina Metz
Assistant Secretary